Other Operating Income and Expenses	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Other Operating Income and Expenses	Other Operating Income and Expenses

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	¥5,966	¥18,383	¥13,663
Gain on sales of property, plant and equipment and investment property	50,330	3,152	4,734
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)	30,366	14,166	1,460
Gain on divestment of business and subsidiaries (Note 19)	56,625	2,553	228,923
Insurance proceeds	799	8,279	479
Change in estimate of liabilities related to SHP647 (Note 19)	—	—	60,179
Other	15,777	13,680	8,582
Total	¥159,863	¥60,213	¥318,020

Other operating expenses:
Donations and contributions	¥3,627	¥8,513	¥8,412
Restructuring expenses (Note 23)	82,962	181,040	115,875
Loss on liquidation of foreign operations	2,112	—	—
Change in fair value of financial assets associated with contingent consideration arrangements (Note 27)	—	—	72,940
Loss on sale of shares of subsidiaries	4,016	—	—
Valuation reserve for pre-launch inventories (reversal)	(4,113)	30,411	19,486
Impairment of assets held for sale (Note 19)	—	12,897	530
Other	14,555	15,830	41,652
Total	¥103,159	¥248,691	¥258,895
For the year ended March 31, 2019, the gain on sales of property, plant and equipment and investment property primarily relates to the sale of the former headquarters in Tokyo. The gain on sale of shares of subsidiaries relates to the sale of certain real estate properties, including the former Osaka headquarters, and the gain on the sale of 100% of the shares held in Guangdong Techpool Bio-Pharma Co., Ltd.
For the year ended March 31, 2020, impairment of asset held for sale relates to divestment of a portfolio of selected over-the-counter and prescription pharmaceutical assets sold in Near East, Middle East and Africa countries as well as Russia, Georgia and countries within the Commonwealth of Independent States.
For the year ended March 31, 2021, gain on divestment of business and subsidiaries includes sale of shares and relevant assets of Takeda Consumer Healthcare Company Limited and other non-core assets, as further described in Note 19. Change in estimate of liabilities related to SHP647 for the year ended March 31, 2021 is revaluation gain of liabilities for the future costs, such as program termination costs of pipeline compound SHP647 and certain associated rights ("SHP647")(Note). This revaluation gain was recorded upon the European Commission's decision in May 2020 to release Takeda's obligation to divest SHP647.
(Note) Upon the Shire Acquisition in 2018, the European Commission required Takeda to divest SHP647 and certain associated rights and we recorded a liability associated with that obligation.
Change in fair value of financial assets associated with contingent consideration arrangements included in other operating expenses for the year ended March 31, 2021 is driven by changes in assumptions related to the future sales of XIIDRA previously sold to Novartis, including the impact from Novartis' withdrawal of the Marketing Authorisation Application in Europe. Other in other operating expenses for the year ended March 31, 2021 includes mainly legal provision for certain legal proceeding of 17,401 million JPY.